Offerings - Offering: 1	Aug. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	72,553,609
Proposed Maximum Offering Price per Unit	3.29
Maximum Aggregate Offering Price	$ 238,701,373.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,964.66
Offering Note	(1) Consists of the maximum amount of common shares, no par value per share (the "Common Shares"), of Lithium Americas Corp. (the "Company") issuable upon the conversion of the subordinated convertible debentures issued to YA II PN, Ltd. ("Yorkville") into Common Shares. (2) Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.29, which is the average of the high and low prices of the registrant's Common Shares on August 12, 2026 on the New York Stock Exchange.